Credit risk management - Credit quality of gross credit risk exposures (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 1,260,385	$ 1,204,279
Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	826,321	775,432
Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	398,895	388,919
Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,169	39,928
Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	581,666	566,081
Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	359,260	336,029
Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	200,535	204,258
Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	21,871	25,794
Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,094	11,238
Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,045	4,208
Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,305	6,079
Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	744	951
Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	264,602	234,016
Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	118,296	101,083
Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	136,445	123,155
Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,861	9,778
Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	117,068	103,441
Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	116,574	102,721
Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		71
Investment securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	494	649
Investment securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	976	1,172
Investment securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	482	452
Investment securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	0	71
Investment securities measured at amortised cost | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	494	649
All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	65,786	77,392
All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	64,722	76,264
All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	848	899
All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	216	229
Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	221,169	212,111
Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	163,424	155,127
Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	55,762	54,457
Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,983	2,527
Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,093,983	1,001,288
Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	780,749	716,625
Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	310,485	281,313
Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,749	3,350
Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	494,140	472,582
Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	332,203	311,054
Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	159,998	159,016
Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,939	2,512
Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,652	9,549
Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,964	4,104
Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,561	5,254
Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	127	191
Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	208,438	157,769
Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	108,843	81,696
Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	99,300	75,873
Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	295	200
Performing - Stage 1 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	116,574	102,721
Performing - Stage 1 | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	116,574	102,721
Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	65,786	77,392
Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	64,722	76,264
Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	848	899
Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	216	229
Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	200,393	181,275
Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	154,443	140,786
Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	45,778	40,271
Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	172	218
Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	156,275	192,236
Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	45,572	58,807
Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	88,410	107,606
Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	22,293	25,823
Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	81,567	86,606
Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	27,057	24,975
Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	40,537	45,242
Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,973	16,389
Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,290	1,499
Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	81	104
Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	744	825
Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	465	570
Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	52,618	73,016
Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,453	19,387
Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	37,145	47,282
Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,020	6,347
Performing - Stage 2 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	494	720
Performing - Stage 2 | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		71
Performing - Stage 2 | Investment securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	494	649
Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	20,306	30,395
Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,981	14,341
Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,984	14,186
Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,341	1,868
Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,127	10,755
Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,127	10,755
Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,959	6,893
Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,959	6,893
Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	152	190
Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	152	190
Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,546	3,231
Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,546	3,231
Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	470	441
Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	470	441
Parent Entity
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,170,376	1,117,327
Parent Entity | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	825,945	778,955
Parent Entity | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	313,509	303,331
Parent Entity | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	30,922	35,041
Parent Entity | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	518,962	503,560
Parent Entity | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	352,241	328,998
Parent Entity | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	146,654	150,623
Parent Entity | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	20,067	23,939
Parent Entity | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,049	10,179
Parent Entity | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,658	3,813
Parent Entity | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,720	5,496
Parent Entity | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	671	870
Parent Entity | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	231,069	200,242
Parent Entity | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	105,318	88,495
Parent Entity | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	117,437	103,916
Parent Entity | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,314	7,831
Parent Entity | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	108,880	95,417
Parent Entity | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	108,880	95,346
Parent Entity | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		71
Parent Entity | Investment securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	0	71
Parent Entity | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	106,712	120,067
Parent Entity | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	105,946	119,265
Parent Entity | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	708	731
Parent Entity | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	58	71
Parent Entity | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	195,704	187,862
Parent Entity | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	149,902	143,038
Parent Entity | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	43,990	42,494
Parent Entity | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,812	2,330
Parent Entity | Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,021,498	940,675
Parent Entity | Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	782,120	722,328
Parent Entity | Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	237,211	215,530
Parent Entity | Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,167	2,817
Parent Entity | Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	439,491	423,741
Parent Entity | Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	325,333	304,169
Parent Entity | Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	112,497	117,339
Parent Entity | Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,661	2,233
Parent Entity | Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,837	8,748
Parent Entity | Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,588	3,721
Parent Entity | Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,135	4,849
Parent Entity | Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	114	178
Parent Entity | Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	181,164	132,355
Parent Entity | Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	96,856	70,448
Parent Entity | Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	84,140	61,784
Parent Entity | Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	168	123
Parent Entity | Performing - Stage 1 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	108,880	95,346
Parent Entity | Performing - Stage 1 | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	108,880	95,346
Parent Entity | Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	106,712	120,067
Parent Entity | Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	105,946	119,265
Parent Entity | Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	708	731
Parent Entity | Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	58	71
Parent Entity | Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	177,414	160,418
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	141,517	129,379
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,731	30,827
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	166	212
Parent Entity | Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	139,799	166,932
Parent Entity | Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	43,825	56,627
Parent Entity | Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	76,298	87,801
Parent Entity | Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	19,676	22,504
Parent Entity | Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	74,218	73,584
Parent Entity | Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	26,908	24,829
Parent Entity | Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	34,157	33,284
Parent Entity | Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,153	15,471
Parent Entity | Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,068	1,251
Parent Entity | Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	70	92
Parent Entity | Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	585	647
Parent Entity | Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	413	512
Parent Entity | Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	46,661	64,993
Parent Entity | Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,462	18,047
Parent Entity | Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	33,297	42,132
Parent Entity | Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,902	4,814
Parent Entity | Performing - Stage 2 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure		71
Parent Entity | Performing - Stage 2 | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		71
Parent Entity | Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	17,852	27,033
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,385	13,659
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,259	11,667
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,208	1,707
Parent Entity | Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,079	9,720
Parent Entity | Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,079	9,720
Parent Entity | Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,253	6,235
Parent Entity | Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,253	6,235
Parent Entity | Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	144	180
Parent Entity | Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	144	180
Parent Entity | Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,244	2,894
Parent Entity | Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,244	2,894
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	438	411
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 438	$ 411